Fees Summary	Nov. 07, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,666,000
Previously Paid Amount	0.00
Total Fee Amount	1,020.56
Total Offset Amount	0.00
Net Fee	1,020.56
Narrative - Max Aggregate Offering Price	$ 6,666,000
Final Prospectus	true